INTECH Global Dividend Fund | Class A, C, S, I, T Shares
Janus Investment Fund
INTECH Global Dividend Fund
Supplement dated March 30, 2012
to Currently Effective Prospectuses
Effective April 2, 2012, the following replaces in its entirety the corresponding information for INTECH Global Dividend Fund (the “Fund”) found under “Annual Fund Operating Expenses” in the Fund Summary section of the Fund’s Prospectus to reflect the implementation of a lower expense limit.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses INTECH Global Dividend Fund Class A, C, S, I, T Shares		Class A	Class C	Class S	Class I	Class T
Operating Expenses Column [Text]		Class A	Class C	Class S	Class I	Class T
Management Fees		0.55%	0.55%	0.55%	0.55%	0.55%
Distribution/Service (12b-1) Fees		0.25%	1.00%	0.25%	none	none
Other Expenses	[1]	0.88%	0.90%	1.03%	0.85%	1.03%
Total Annual Fund Operating Expenses	[2]	1.68%	2.45%	1.83%	1.40%	1.58%
Fee Waiver	[2]	0.91%	0.93%	0.81%	0.88%	0.81%
Net Annual Fund Operating Expenses After Fee Waiver	[2]	0.77%	1.52%	1.02%	0.52%	0.77%
[1]	Since the Fund is new, Other Expenses are based on the estimated expenses that the Fund expects to incur in its initial fiscal period.
[2]	Janus Capital has contractually agreed to waive the Fund's total annual fund operating expenses (excluding the distribution and shareholder servicing fees - applicable to Class A Shares, Class C Shares, and Class S Shares; administrative services fees payable pursuant to the Transfer Agency Agreement (except for networking and omnibus fees); brokerage commissions; interest; dividends; taxes; acquired fund fees and expenses; and extraordinary expenses) to 0.50% until at least November 1, 2013. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees. For a period of three years subsequent to the Fund's commencement of operations, Janus Capital may recover from the Fund fees and expenses previously waived or reimbursed, which could then be considered a deferral, if the Fund's expense ratio, including recovered expenses, falls below the expense limit.